Share-Based Compensation - Summary of Non Vested Restricted Share Activity (Details)	12 Months Ended
Dec. 31, 2019 ¥ / shares shares
Number of non-vested restricted shares
Beginning Balance | shares	370,613
Granted | shares	37,566
Vested | shares	(124,592)
Forfeited | shares	(109,963)
Ending Balance | shares	173,624
Weighted-average grant-date fair value
Beginning Balance | ¥ / shares	¥ 483.29
Granted | ¥ / shares	418.16
Vested | ¥ / shares	506.02
Forfeited | ¥ / shares	543.68
Ending Balance | ¥ / shares	¥ 427.59